Geographic information - Schedule of Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Lease income	$ 7,369,470	$ 7,003,997	$ 6,860,320
Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	100.00%	100.00%	100.00%
United States
Segment Reporting Information [Line Items]
Lease income	$ 1,130,468	$ 1,101,624	$ 1,087,541
United States | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	15.30%	15.70%	15.90%
China
Segment Reporting Information [Line Items]
Lease income	$ 1,017,437	$ 1,060,443	$ 1,153,435
China | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	13.80%	15.10%	16.80%
Other countries
Segment Reporting Information [Line Items]
Lease income	$ 5,221,565	$ 4,841,930	$ 4,619,344
Other countries | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	70.90%	69.20%	67.30%